Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases

Note 12.   Leases

As of September 30, 2022, and December 31, 2021, the Company’s operating lease right of use assets are $16.8 million and $12.8 million, respectively. As of September 30, 2022, the Company’s finance lease right of use assets are $1.4 million, the Company did not have any finance lease right of use assets as of December 31, 2021.

The following table summarizes the components of lease expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Operating lease cost	$1,210	$610	$3,434	$1,058
Short-term lease cost	187	241	636	523
Finance lease cost:
Amortization of right-of-use assets	61	—	160	—
Interest on lease liabilities	5	—	13	—
Total lease cost	$1,463	$851	$4,243	$1,581

The following table summarizes supplemental information related to leases (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,150	$723	$3,277	$1,506
Finance cash flows from financing leases	66	—	173	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	3,515	6,895	8,141
Right-of-use assets obtained in exchange for new finance lease liabilities	1,376	—	1,376	—
Weighted average remaining lease term:
Operating leases	5.4		5.4
Finance leases	4.3		4.3
Weighted average discount rate:
Operating leases	4.6%		4.6%
Finance leases	4.7%		4.7%

The additional right of use assets was primarily acquired in the Tree Technologies, Energica, WAVE, and Solectrac acquisitions. The facilities acquired are primarily office buildings and warehouses in Asia, Europe and U.S. locations where they conduct business.

The future minimum lease payments required under operating and financing lease obligations as of September 30, 2022, having initial or remaining non-cancelable lease terms in excess of one year are summarized as follows (in thousands):

	Operating	Finance
September 30, 2022	Leases	Leases	Total
2022 (excluding the nine months ended September 30, 2022)	$1,165	$114	$1,279
2023	4,707	409	5,116
2024	3,453	409	3,862
2025	3,187	409	3,596
2026	2,610	282	2,892
2026 and thereafter	4,354	160	4,514
Total undiscounted lease liabilities	19,476	1,783	21,259
Less: imputed interest	(2,790)	(182)	(2,972)
Net lease liabilities	$16,686	$1,601	$18,287

In the nine months ended September 30, 2022, the Company executed two finance leases, a five-year automobile lease and short-term service center, through the acquisition of Energica, a manufacturer of high-performance electric motorcycles and two operating leases with a twelve-year and six-year term on the Company’s manufacturing and general headquarters located in Italy. In Asia, the Company acquired a two-year operating lease and renewed a two-year lease for a general office building for a manufacturing facility for EV bikes, scooters, and batteries. In the U.S., the Company acquired two operating leases, one of which has a two-year term for a general office building and the other lease, has a ten-year life for a warehouse and office facility used primarily for fabrication, assembly, production, and storage of battery-powered electric tractors. In addition, the Company acquired twelve finance leases on trucks purchased for business purposes with a four-year term for each vehicle.

As of September 30, 2022, the Company has entered four finance leases that have not yet commenced.

Note 13.   Leases

As of December 31, 2021 and 2020, the Company’s operating lease right of use assets were $12.8 million and $0.2 million, respectively. As of December 31, 2021 and 2020, the Company’s operating lease liabilities were $12.7 million and $0.1 million, respectively. The weighted-average remaining lease term is 4.2 years and the weighted-average discount rate is 5.2%.

The following table summarizes the components of lease expense (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Operating lease cost	$1,764	$1,600	$1,708
Short-term lease cost	720	349	317
Sublease income	—	(74)	(42)
Total	$2,484	$1,875	$1,983

The following table summarizes supplemental information related to leases (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,856	$991	$1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	14,293	486	935

The additional right of use assets were primarily acquired in the Timios, WAVE, US Hybrid and Solectrac acquisitions. The facilities acquired are primarily office buildings and warehouses in U.S. locations where they conduct business. Additionally, the Company leased a showroom in New Jersey in November, 2021.

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
Years ending December 31	Costs
2022	$3,629
2023	3,647
2024	2,728
2025	2,281
2026	1,685
2027 and thereafter	222
Total lease payments	14,192
Less: Interest	(1,459)
Total	$12,733

In the year ended December 31, 2021, the Company vacated two leases and recorded an impairment loss related to the right of use asset of $0.1 million.

In the three months ended March 31, 2020 the Company ceased to use the premises underlying one lease and vacated the real estate. As a result, the Company recorded an impairment loss related to the right of use asset of $0.9 million. In the three months ended June 30, 2020, the Company completed negotiations with the landlord to settle the remaining operating lease liability of $0.9 million by issuing a promissory note for $0.1 million, bearing an annual interest rate of 4.0%, and which was due on December 31, 2021 and was paid in the year ended December 31, 2021. The Company recorded a gain of $0.8 million in “Other income (expense), net” in the consolidated statements of operations for the settlement of the operating lease liability.

In the three months ended June 30, 2020 the Company ceased to use its New York City headquarters at 55 Broadway, which were subject to two leases, and vacated the real estate. As a result, the Company recorded an impairment loss related to the right of use asset of $5.3 million. The Company had an operating use liability of $5.8 million with respect to these leases, excluding $0.6 million in accounts payable. In the three months ended September 30, 2020, the Company completed negotiations with the landlord to settle the remaining amounts due of $6.4 million for a cash payment of $1.5 million. The Company recorded a gain of $4.9 million in “Other income (expense), net” in the consolidated statements of operations for the settlement of the operating lease.